UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: April 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

FORM N-Q

APRIL 30, 2016

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited)	April 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 73.9%
CONSUMER DISCRETIONARY - 16.6%
Auto Components - 0.3%
ZF North America Capital Inc., Senior Notes	4.500%	4/29/22	1,810,000	$1,859,739	(a)

Automobiles - 0.3%
Fiat Chrysler Automobiles NV, Senior Notes	4.500%	4/15/20	1,810,000	1,854,345

Diversified Consumer Services - 0.6%
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	2,510,000	2,616,675	(a)
StoneMor Partners LP/Cornerstone Family Services of WV, Senior Bonds	7.875%	6/1/21	1,240,000	1,246,200

Total Diversified Consumer Services				3,862,875

Hotels, Restaurants & Leisure - 4.3%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.625%	1/15/22	2,992,000	3,074,280	(a)
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	1,275,610	1,159,147	(a)(b)(c)(d)
Boyd Gaming Corp., Senior Notes	6.375%	4/1/26	710,000	729,525	(a)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	2,710,000	2,933,575
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	1,030,000	932,150
Choctaw Resort Development Enterprise, Senior Notes	7.250%	11/15/19	918,000	885,870	(a)
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	7/1/19	2,825,000	2,701,406	(a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	4.375%	4/15/21	3,160,000	3,239,000
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	690,000	717,600	(a)
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	700,000	707,000	(a)
Landry’s Inc., Senior Notes	9.375%	5/1/20	3,281,000	3,453,252	(a)
MCE Finance Ltd., Senior Notes	5.000%	2/15/21	220,000	213,083	(a)
MGM Growth Properties Operating Partnership LP/MGP Escrow Co.-Issuer Inc., Senior Notes	5.625%	5/1/24	890,000	930,050	(a)
MGM Resorts International, Senior Notes	6.625%	12/15/21	420,000	449,400
NCL Corp. Ltd., Senior Bonds	4.625%	11/15/20	870,000	888,487	(a)
Pinnacle Entertainment Inc., Senior Bonds	5.625%	5/1/24	450,000	450,563	(a)
Studio City Finance Ltd., Senior Notes	8.500%	12/1/20	4,500,000	4,540,500	(a)

Total Hotels, Restaurants & Leisure				28,004,888

Household Durables - 2.7%
Century Intermediate Holding Co. 2, Senior Notes	9.750%	2/15/19	3,570,000	3,619,087	(a)(b)
PulteGroup Inc., Senior Notes	4.250%	3/1/21	2,180,000	2,229,050
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	5.875%	4/1/23	1,430,000	1,447,875	(a)
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	6.125%	4/1/25	2,520,000	2,551,500	(a)
William Lyon Homes Inc., Senior Notes	5.750%	4/15/19	930,000	906,750
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	2,850,000	2,971,125
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	410,000	401,800
Woodside Homes Co., LLC/Woodside Homes Finance Inc., Senior Notes	6.750%	12/15/21	3,680,000	3,404,000	(a)

Total Household Durables				17,531,187

Leisure Products - 0.5%
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	3,320,000	1,859,200	(a)
Vista Outdoor Inc., Senior Notes	5.875%	10/1/23	1,620,000	1,709,100	(a)

Total Leisure Products				3,568,300

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - 4.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.875%	4/1/24	1,210,000	$1,270,500	(a)
CCO Safari II LLC, Senior Secured Notes	3.579%	7/23/20	2,000,000	2,077,718	(a)
CSC Holdings LLC, Senior Notes	8.625%	2/15/19	2,610,000	2,903,625
DISH DBS Corp., Senior Notes	7.875%	9/1/19	500,000	553,125
DISH DBS Corp., Senior Notes	5.125%	5/1/20	4,500,000	4,545,000
iHeartCommunications Inc., Senior Notes	14.000%	2/1/21	3,636,000	1,008,990	(b)
Lamar Media Corp., Senior Notes	5.750%	2/1/26	240,000	254,400	(a)
MDC Partners Inc., Senior Notes	6.500%	5/1/24	2,400,000	2,491,440	(a)
MediaNews Group Inc.	12.000%	12/31/18	1,236,000	1,236,000	(c)
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	7,056,856	4,975,083	(a)(b)
Numericable-SFR SA, Senior Secured Bonds	6.000%	5/15/22	1,000,000	1,005,050	(a)
Numericable-SFR SA, Senior Secured Notes	7.375%	5/1/26	4,550,000	4,623,938	(a)
Tribune Media Co., Senior Notes	5.875%	7/15/22	1,470,000	1,466,325	(a)
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	1,400,000	1,449,000	(a)
Virgin Media Finance PLC, Senior Notes	5.750%	1/15/25	600,000	606,750	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	1,100,000	1,108,943	(a)

Total Media				31,575,887

Multiline Retail - 1.1%
Dollar Tree Inc., Senior Notes	5.250%	3/1/20	2,670,000	2,786,812	(a)
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	500,000	536,400	(a)
Neiman Marcus Group Ltd. LLC, Senior Notes	8.000%	10/15/21	1,410,000	1,233,750	(a)
Neiman Marcus Group Ltd. LLC, Senior Notes	8.750%	10/15/21	3,100,000	2,588,500	(a)(b)

Total Multiline Retail				7,145,462

Specialty Retail - 1.5%
American Greetings Corp., Senior Notes	7.375%	12/1/21	870,000	899,363
CST Brands Inc., Senior Notes	5.000%	5/1/23	810,000	822,644
Dufry Finance SCA, Senior Notes	5.500%	10/15/20	1,350,000	1,407,375	(a)
GameStop Corp., Senior Notes	5.500%	10/1/19	600,000	588,750	(a)
GameStop Corp., Senior Notes	6.750%	3/15/21	1,360,000	1,343,340	(a)
Guitar Center Inc., Senior Bonds	9.625%	4/15/20	4,250,000	3,272,500	(a)
L Brands Inc., Senior Notes	6.625%	4/1/21	1,000,000	1,142,500

Total Specialty Retail				9,476,472

Textiles, Apparel & Luxury Goods - 0.4%
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	820,000	811,800	(a)
William Carter Co., Senior Notes	5.250%	8/15/21	1,473,000	1,542,231

Total Textiles, Apparel & Luxury Goods				2,354,031

TOTAL CONSUMER DISCRETIONARY				107,233,186

CONSUMER STAPLES - 2.7%
Beverages - 0.7%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	2,760,000	2,635,800	(a)
DS Services of America Inc., Secured Notes	10.000%	9/1/21	1,933,000	2,203,620	(a)

Total Beverages				4,839,420

Food & Staples - 0.3%
FAGE Dairy Industry SA/FAGE USA Dairy Industry Inc., Senior Notes	9.875%	2/1/20	2,030,000	2,108,667	(a)

Food & Staples Retailing - 0.5%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	3,310,000	3,065,887	(a)

Food Products - 0.7%
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	2,360,000	2,413,100	(a)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	2,230,000	1,923,375	(a)

Total Food Products				4,336,475

Household Products - 0.1%
Sun Products Corp., Senior Notes	7.750%	3/15/21	410,000	388,475	(a)

Tobacco - 0.4%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	3,151,000	2,635,024

TOTAL CONSUMER STAPLES				17,373,948

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 13.1%
Energy Equipment & Services - 1.0%
CGG, Senior Notes	6.500%	6/1/21	2,300,000	$931,500
Ensco PLC, Senior Notes	4.700%	3/15/21	2,320,000	1,945,900
Pride International Inc., Senior Notes	6.875%	8/15/20	1,975,000	1,844,156
SESI LLC, Senior Notes	7.125%	12/15/21	1,760,000	1,548,800

Total Energy Equipment & Services				6,270,356

Oil, Gas & Consumable Fuels - 12.1%
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	6.125%	7/15/22	530,000	527,867
Berry Petroleum Co., Senior Notes	6.375%	9/15/22	7,077,000	1,840,020
California Resources Corp., Senior Notes	5.500%	9/15/21	6,486,000	2,691,690
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	6.500%	4/15/21	4,100,000	2,849,500
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Secured Notes	11.500%	1/15/21	1,550,000	1,689,500	(a)
Carrizo Oil & Gas Inc., Senior Notes	7.500%	9/15/20	1,360,000	1,373,600
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	990,000	608,850
Chesapeake Energy Corp., Senior Notes	4.875%	4/15/22	1,900,000	1,073,500
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	1,870,000	1,056,550
Continental Resources Inc., Senior Notes	7.125%	4/1/21	2,180,000	2,223,600
Continental Resources Inc., Senior Notes	5.000%	9/15/22	670,000	628,963
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Senior Notes	6.000%	12/15/20	2,080,000	1,981,200
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Senior Notes	6.125%	3/1/22	1,840,000	1,688,200
Ecopetrol SA, Senior Bonds	4.125%	1/16/25	220,000	193,050
Ecopetrol SA, Senior Notes	5.875%	9/18/23	607,000	608,518
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	9.375%	5/1/20	3,980,000	2,614,382
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.125%	6/15/19	1,940,000	1,872,100
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.750%	2/1/22	1,400,000	1,270,780
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.875%	2/15/23	1,830,000	1,656,150
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	3,960,000	3,108,600	(a)
Laredo Petroleum Inc., Senior Notes	7.375%	5/1/22	740,000	728,900
Lonestar Resources America Inc., Senior Notes	8.750%	4/15/19	360,000	162,000	(a)
Lukoil International Finance BV, Senior Notes	6.125%	11/9/20	1,980,000	2,123,976	(a)
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	8,710,000	2,395,250	*(d)(e)
MEG Energy Corp., Senior Notes	6.500%	3/15/21	760,000	600,400	(a)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	720,000	552,154	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	1,040,000	821,600	(a)
Milagro Oil & Gas Inc., Secured Notes	10.500%	5/15/16	2,270,000	658,300	*(d)(e)
Murphy Oil USA Inc., Senior Notes	6.000%	8/15/23	1,520,000	1,596,942
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	5,530,000	1,078,350	(a)
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	5.125%	7/15/19	680,000	574,600
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	6.875%	10/15/21	820,000	692,900
NGPL PipeCo LLC, Senior Secured Notes	7.119%	12/15/17	1,400,000	1,452,500	(a)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	3,770,000	3,468,400
Pacific Drilling V Ltd., Senior Secured Notes	7.250%	12/1/17	5,930,000	2,227,456	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	7.500%	2/15/22	860,000	913,750	(a)
QEP Resources Inc., Senior Notes	6.875%	3/1/21	2,820,000	2,805,900
QEP Resources Inc., Senior Notes	5.250%	5/1/23	300,000	283,500
Range Resources Corp., Senior Notes	5.000%	8/15/22	52,000	48,815

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Range Resources Corp., Senior Subordinated Notes	5.000%	3/15/23	1,670,000		$1,548,925
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	6,070,000		5,022,925
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	340,000		255,850
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	5,039,000		3,602,885	(a)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes	7.500%	7/1/21	3,000,000		2,745,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.625%	10/1/20	680,000		697,422	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.375%	8/1/22	1,380,000		1,400,700
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	5.500%	10/15/19	600,000		615,000
Williams Cos. Inc., Debentures	7.500%	1/15/31	610,000		570,350
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	780,000		658,936
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	970,000		840,864
WPX Energy Inc., Senior Notes	7.500%	8/1/20	350,000		335,125
WPX Energy Inc., Senior Notes	6.000%	1/15/22	2,490,000		2,253,450
YPF Sociedad Anonima, Senior Notes	8.500%	3/23/21	2,530,000		2,650,175	(a)

Total Oil, Gas & Consumable Fuels					77,939,920

TOTAL ENERGY					84,210,276

FINANCIALS - 9.4%
Banks - 3.1%
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	1,550,000		1,633,312	(f)(g)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	200,000		218,375
CIT Group Inc., Senior Notes	5.500%	2/15/19	310,000		325,500	(a)
CIT Group Inc., Senior Notes	5.375%	5/15/20	1,821,000		1,914,326
CIT Group Inc., Senior Notes	5.000%	8/1/23	6,380,000		6,651,150
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	1,860,000		1,803,921	(f)(g)
Credit Agricole SA, Junior Subordinated Notes	8.125%	12/23/25	1,320,000		1,367,445	(a)(f)(g)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	2,260,000		2,188,584	(f)(g)
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	580,000		625,883
Royal Bank of Scotland PLC, Subordinated Notes	13.125%	3/19/22	4,270,000	AUD	3,481,992	(f)(h)

Total Banks					20,210,488

Capital Markets - 0.2%
Pershing Square Holdings Ltd., Senior Notes	5.500%	7/15/22	1,000,000		957,600	(a)

Consumer Finance - 1.5%
Ally Financial Inc., Senior Notes	3.500%	1/27/19	2,180,000		2,171,825
Ally Financial Inc., Senior Notes	8.000%	11/1/31	1,430,000		1,719,575
First Cash Financial Services Inc., Senior Notes	6.750%	4/1/21	920,000		920,000
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	278,000		292,595
Navient Corp., Senior Notes	5.875%	3/25/21	3,000,000		2,846,250
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	2,470,000		1,938,950	(a)

Total Consumer Finance					9,889,195

Diversified Financial Services - 1.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Bonds	4.250%	7/1/20	2,080,000		2,137,200
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	1,240,000		1,288,050
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Notes	4.625%	10/30/20	2,190,000		2,285,813
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	570,000		584,250	(a)
ILFC E-Capital Trust I, Junior Subordinated Notes	4.240%	12/21/65	2,450,000		2,015,125	(a)(f)
International Lease Finance Corp., Senior Notes	3.875%	4/15/18	200,000		203,500
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	791,000		960,076

Total Diversified Financial Services					9,474,014

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 1.6%
CNO Financial Group Inc., Senior Notes	4.500%	5/30/20	2,520,000	$2,601,900
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	3,500,000	3,517,500	(a)
Genworth Holdings Inc., Senior Notes	7.700%	6/15/20	4,930,000	4,430,837

Total Insurance				10,550,237

Real Estate Investment Trusts (REITs) - 1.2%
Communications Sales & Leasing Inc., Senior Notes	8.250%	10/15/23	540,000	514,350
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	5.875%	6/1/21	3,112,000	3,150,900
GEO Group Inc., Senior Notes	6.000%	4/15/26	1,550,000	1,591,850
Iron Mountain Inc., Senior Notes	6.000%	10/1/20	2,220,000	2,353,200	(a)

Total Real Estate Investment Trusts (REITs)				7,610,300

Real Estate Management & Development - 0.3%
Caesars Entertainment Resort Properties LLC, Secured Notes	11.000%	10/1/21	1,620,000	1,530,900
Greystar Real Estate Partners LLC, Senior Secured Notes	8.250%	12/1/22	560,000	585,200	(a)

Total Real Estate Management & Development				2,116,100

TOTAL FINANCIALS				60,807,934

HEALTH CARE - 6.4%
Health Care Equipment & Supplies - 1.5%
ConvaTec Finance International SA, Senior Notes	8.250%	1/15/19	1,285,000	1,293,031	(a)(b)
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	5,010,000	4,039,313	(a)
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	1,505,000	1,324,400	(a)
Greatbatch Ltd., Senior Notes	9.125%	11/1/23	1,730,000	1,725,675	(a)
Immucor Inc., Senior Notes	11.125%	8/15/19	1,590,000	1,423,050

Total Health Care Equipment & Supplies				9,805,469

Health Care Providers & Services - 3.3%
BioScrip Inc., Senior Notes	8.875%	2/15/21	2,660,000	2,274,300
Centene Corp., Senior Notes	5.625%	2/15/21	2,100,000	2,215,500	(a)
Fresenius Medical Care U.S. Finance Inc., Senior Notes	5.750%	2/15/21	2,503,000	2,753,300	(a)
HCA Inc., Senior Secured Notes	6.500%	2/15/20	4,000,000	4,440,000
HCA Inc., Senior Secured Notes	5.250%	6/15/26	830,000	864,237
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	2,430,000	2,332,800
Kindred Healthcare Inc., Senior Notes	8.000%	1/15/20	500,000	500,500
Tenet Healthcare Corp., Senior Notes	8.000%	8/1/20	525,000	542,063
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	5,390,000	5,060,132

Total Health Care Providers & Services				20,982,832

Pharmaceuticals - 1.6%
DPx Holdings BV, Senior Notes	7.500%	2/1/22	200,000	203,250	(a)
JLL/Delta Dutch Pledgeco BV, Senior Notes	8.750%	5/1/20	1,300,000	1,290,250	(a)(b)
Mallinckrodt International Finance SA, Senior Notes	5.625%	10/15/23	1,420,000	1,338,350	(a)
Mallinckrodt International Finance SA, Senior Notes	5.500%	4/15/25	90,000	81,675	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	1,010,000	899,531	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.375%	10/15/20	2,770,000	2,524,163	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	2,790,000	2,566,800	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.500%	3/1/23	90,000	76,950	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.875%	5/15/23	1,950,000	1,642,875	(a)

Total Pharmaceuticals				10,623,844

TOTAL HEALTH CARE				41,412,145

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 10.5%
Aerospace & Defense - 0.7%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	3,530,000	$3,000,500	(a)
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	1,280,000	1,241,600

Total Aerospace & Defense				4,242,100

Air Freight & Logistics - 0.1%
XPO Logistics Inc., Senior Notes	7.875%	9/1/19	910,000	956,638	(a)

Airlines - 0.7%
America West Airlines, Pass-Through Certificates, Secured Notes	7.100%	4/2/21	123,968	132,181
American Airlines, Pass-Through Trust, Secured Notes	7.000%	1/31/18	501,424	522,108	(a)
American Airlines, Pass-Through Trust, Senior Secured Bonds	5.600%	7/15/20	1,594,790	1,630,672	(a)
Continental Airlines Inc., Pass-Through Certificates, Secured Bonds	8.388%	11/1/20	46,673	47,374
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	9.250%	5/10/17	35,539	37,449
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	6.250%	4/11/20	327,093	342,425
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	5.500%	10/29/20	203,938	208,017
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	6.903%	4/19/22	48,024	49,885
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	359,773	406,093
US Airways, Pass-Through Trust, Secured Bonds	6.750%	6/3/21	977,375	1,032,352

Total Airlines				4,408,556

Building Products - 0.7%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	6.875%	2/15/21	2,870,000	2,475,375	(a)
Standard Industries Inc., Senior Notes	5.125%	2/15/21	2,010,000	2,100,450	(a)

Total Building Products				4,575,825

Commercial Services & Supplies - 2.0%
GFL Environmental Inc., Senior Notes	9.875%	2/1/21	2,110,000	2,236,600	(a)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	2,910,000	2,495,325
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	1,770,000	1,803,188
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	2,760,000	2,755,071
West Corp., Senior Notes	5.375%	7/15/22	4,130,000	3,753,137	(a)

Total Commercial Services & Supplies				13,043,321

Construction & Engineering - 1.5%
Ausdrill Finance Pty Ltd., Senior Notes	6.875%	11/1/19	4,210,000	3,610,075	(a)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	3,642,243	2,713,471	(a)(b)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	670,000	646,550	(a)
Modular Space Corp., Secured Notes	10.250%	1/31/19	4,720,000	2,454,400	(a)

Total Construction & Engineering				9,424,496

Electrical Equipment - 1.2%
Interface Master Holdings Inc., Senior Notes	12.500%	8/1/18	4,500,000	4,072,500	(a)(b)
International Wire Group Holdings Inc., Senior Secured Notes	8.500%	10/15/17	1,370,000	1,370,000	(a)
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	2,300,000	2,208,000	(a)

Total Electrical Equipment				7,650,500

Machinery - 1.2%
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	4,943,000	4,819,425	(a)
DH Services Luxembourg Sarl, Senior Notes	7.750%	12/15/20	1,480,000	1,468,900	(a)
Global Brass and Copper Inc., Senior Secured Notes	9.500%	6/1/19	1,160,000	1,221,625

Total Machinery				7,509,950

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Marine - 0.6%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	4,220,000		$3,492,050	(a)
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	1,440,000		288,000	*(d)(e)

Total Marine					3,780,050

Road & Rail - 0.8%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	2,130,000		2,156,625	(a)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	740,000		751,100	(a)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	700,000		710,500	(h)
Jack Cooper Holdings Corp., Senior Secured Notes	10.250%	6/1/20	2,840,000		1,803,400	(a)

Total Road & Rail					5,421,625

Trading Companies & Distributors - 0.7%
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	3,310,000		3,359,650
HD Supply Inc., Senior Notes	5.750%	4/15/24	1,170,000		1,229,962	(a)

Total Trading Companies & Distributors					4,589,612

Transportation - 0.3%
Hapag-Lloyd AG, Senior Notes	9.750%	10/15/17	1,177,000		1,200,540	(a)
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	2,010,000		1,097,962	(a)(b)

Total Transportation					2,298,502

TOTAL INDUSTRIALS					67,901,175

INFORMATION TECHNOLOGY - 2.4%
Communications Equipment - 0.2%
CommScope Inc., Senior Secured Notes	4.375%	6/15/20	1,390,000		1,438,650	(a)

Electronic Equipment, Instruments & Components - 0.5%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	3,500,000		3,408,125

Internet Software & Services - 1.0%
Ancestry.com Holdings LLC, Senior Notes	9.625%	10/15/18	3,650,000		3,741,250	(a)(b)
Ancestry.com Inc., Senior Notes	11.000%	12/15/20	1,370,000		1,500,150
Bankrate Inc., Senior Notes	6.125%	8/15/18	957,000		962,981	(a)

Total Internet Software & Services					6,204,381

IT Services - 0.3%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	3,435,000		1,992,300	(a)(d)

Semiconductors & Semiconductor Equipment - 0.3%
Micron Technology Inc., Senior Notes	5.250%	8/1/23	2,090,000		1,699,191	(a)

Technology Hardware, Storage & Peripherals - 0.1%
Western Digital Corp., Senior Notes	10.500%	4/1/24	680,000		663,000	(a)

TOTAL INFORMATION TECHNOLOGY					15,405,647

MATERIALS - 6.2%
Chemicals - 1.0%
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	900,000		873,000	(a)
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	1,859,000		1,403,545	(a)(b)
Kerling PLC, Senior Secured Notes	10.625%	2/1/17	967,000	EUR	1,115,568	(a)
PQ Corp., Senior Secured Notes	6.750%	11/15/22	630,000		651,263	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Chemicals - (continued)
Rain CII Carbon LLC/CII Carbon Corp., Senior Secured Notes	8.000%	12/1/18	1,805,000		$1,561,325	(a)
Techniplas LLC, Senior Secured Notes	10.000%	5/1/20	980,000		690,900	(a)

Total Chemicals					6,295,601

Construction Materials - 0.7%
American Builders & Contractors Supply Co. Inc., Senior Notes	5.625%	4/15/21	2,594,000		2,697,760	(a)
Cemex SAB de CV, Senior Secured Notes	6.125%	5/5/25	1,740,000		1,713,900	(a)

Total Construction Materials					4,411,660

Containers & Packaging - 1.6%
Ardagh Finance Holdings SA, Senior Notes	8.625%	6/15/19	820,136		848,841	(a)(b)
Ardagh Packaging Finance PLC, Senior Notes	9.125%	10/15/20	220,000		232,100	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.750%	1/31/21	200,000		201,500	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.000%	6/30/21	260,000		257,400	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	3.876%	5/15/21	2,210,000		2,210,000	(a)(f)
BWAY Holding Co., Senior Notes	9.125%	8/15/21	1,540,000		1,482,250	(a)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	1,390,000		1,341,350	(a)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	3,165,000		3,085,875
Pactiv LLC, Senior Notes	7.950%	12/15/25	470,000		458,250

Total Containers & Packaging					10,117,566

Metals & Mining - 2.9%
Anglo American Capital PLC, Senior Notes	3.625%	5/14/20	680,000		644,300	(a)
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	2,480,000		2,302,506	(a)
Anglo American Capital PLC, Senior Notes	4.125%	9/27/22	1,200,000		1,095,000	(a)
ArcelorMittal SA, Senior Notes	6.500%	3/1/21	2,280,000		2,342,700
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	2,750,000		2,124,375	(a)
Coeur Mining Inc., Senior Notes	7.875%	2/1/21	2,720,000		2,420,800
Freeport-McMoRan Inc., Senior Notes	3.100%	3/15/20	60,000		54,300
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	810,000		720,900
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	590,000		495,600
Glencore Finance Canada Ltd., Senior Notes	2.700%	10/25/17	2,000,000		1,990,714	(a)
Kaiser Aluminum Corp., Senior Notes	5.875%	5/15/24	320,000		328,400	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	2,010,000		130,650	*(a)(d)(e)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	20,584		0	(a)(c)(d)(i)
Novelis Inc., Senior Notes	8.375%	12/15/17	599,000		610,980
Schaeffler Holding Finance BV, Senior Secured Bonds	6.875%	8/15/18	360,000		371,700	(a)(b)
Schaeffler Holding Finance BV, Senior Secured Notes	6.875%	8/15/18	1,180,000	EUR	1,398,450	(a)(b)
St. Barbara Ltd., Senior Secured Notes	8.875%	4/15/18	680,000		690,200	(a)
Teck Resources Ltd., Senior Notes	3.000%	3/1/19	1,230,000		1,128,525

Total Metals & Mining					18,850,100

TOTAL MATERIALS					39,674,927

TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 1.9%
Frontier Communications Corp., Senior Notes	8.875%	9/15/20	3,360,000		3,570,000	(a)
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	2,780,000		2,884,250	(a)
Level 3 Financing Inc., Senior Notes	5.625%	2/1/23	2,980,000		3,073,125
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	4,570,000		1,199,625	(a)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	200,000		209,800	(a)
Windstream Services LLC, Senior Notes	7.750%	10/15/20	1,070,000		973,154
Windstream Services LLC, Senior Notes	7.750%	10/1/21	680,000		579,700

Total Diversified Telecommunication Services					12,489,654

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - 3.2%
Altice Financing SA, Senior Secured Bonds	7.500%	5/15/26	1,530,000	$1,535,738	(a)
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	3,290,000	3,265,489	(a)
Neptune Finco Corp., Senior Notes	10.125%	1/15/23	1,310,000	1,441,000	(a)
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	7,175,000	7,614,469	(a)
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	2,250,000	1,878,750
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	1,290,000	1,180,350
Sprint Corp., Senior Notes	7.250%	9/15/21	3,000,000	2,437,500
Sprint Corp., Senior Notes	7.875%	9/15/23	1,330,000	1,044,050

Total Wireless Telecommunication Services				20,397,346

TOTAL TELECOMMUNICATION SERVICES				32,887,000

UTILITIES - 1.5%
Electric Utilities - 0.7%
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.237%	7/2/17	744,166	729,282
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	2,615,000	2,513,669
Red Oak Power LLC, Secured Notes	9.200%	11/30/29	890,000	923,375

Total Electric Utilities				4,166,326

Independent Power and Renewable Electricity Producers - 0.8%
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	5,173,503	4,817,825
Mirant Mid Atlantic LLC, Pass-Through Certificates, Senior Secured Notes	9.125%	6/30/17	314,777	302,580

Total Independent Power and Renewable Electricity Producers				5,120,405

TOTAL UTILITIES				9,286,731

TOTAL CORPORATE BONDS & NOTES (Cost - $533,128,917)				476,192,969

ASSET-BACKED SECURITIES - 5.5%
American Money Management Corp., 2015-16A E	6.230%	4/14/27	1,150,000	933,970	(a)(f)
Ameriquest Mortgage Securities Inc., 2002-C M1	3.814%	11/25/32	2,167,144	2,083,997	(f)
Asset-Backed Funding Certificates, 2004-OPT5 M1	1.564%	3/25/34	4,798,753	4,104,966	(f)
Avery Point CLO Ltd., 2015-6A E1	6.121%	8/5/27	1,500,000	1,238,767	(a)(f)
Babson CLO Ltd., 2015-2A E	6.184%	7/20/27	1,000,000	863,127	(a)(f)
Carlyle Global Market Strategies, 2015-2A D	5.934%	4/27/27	1,000,000	848,370	(a)(f)
Cent CLO LP, 2015-23A D	6.033%	4/17/26	1,000,000	849,476	(a)(f)
Cumberland Park CLO Ltd., 2015-2A E	5.634%	7/20/26	750,000	623,790	(a)(f)
Dryden Senior Loan Fund, 2014-34A D	4.228%	10/15/26	1,000,000	924,531	(a)(f)
Dryden Senior Loan Fund, 2015-40A E	6.568%	8/15/28	2,230,000	2,015,815	(a)(f)
Galaxy CLO Ltd., 2015-20A E	6.134%	7/20/27	500,000	424,241	(a)(f)
GoldenTree Loan Opportunities Ltd., 2015-10A E2	5.834%	7/20/27	2,750,000	2,299,379	(a)(f)
GSAA Trust, 2006-5 2A3	0.709%	3/25/36	4,257,725	2,806,590	(f)
GSAMP Trust, 2004-SEA2 M2	1.689%	3/25/34	2,680,000	1,928,343	(f)
Indymac Home Equity Loan Asset-Backed Trust, 2007-1 A	0.589%	3/25/37	2,517,741	2,032,189	(f)
Jamestown CLO Ltd., 2015-8A D2	7.114%	1/15/28	1,975,000	1,741,271	(a)(f)
Marathon CLO Ltd., 2015-8A C	4.683%	7/18/27	950,000	766,679	(a)(f)
Neuberger Berman CLO Ltd., 2015-19A D	5.878%	7/15/27	3,500,000	2,880,381	(a)(f)
Structured Asset Securities Corp., 2005-SC1 1A2	7.522%	5/25/31	3,005,730	2,464,666	(a)(f)
Treman Park CLO Ltd, 2015-1A E	6.834%	4/20/27	2,000,000	1,786,836	(a)(f)
Voya CLO Ltd., 2015-1A D	6.233%	4/18/27	2,000,000	1,740,288	(a)(f)

TOTAL ASSET-BACKED SECURITIES (Cost - $37,934,740)				35,357,672

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.4%
American Home Mortgage Assets, 2006-6 A1A	0.629%	12/25/46	4,767,509	$3,030,377	(f)
BCAP LLC Trust, 2010-RR6 1212	5.500%	2/26/35	631,637	609,892	(a)
Commercial Mortgage Trust, 2015-LC21 E	3.250%	7/10/48	2,100,000	1,116,017	(a)
Connecticut Avenue Securities, 2013-C01 M2	5.689%	10/25/23	2,200,000	2,347,575	(f)
Credit Suisse First Boston Mortgage Securities Corp., 2004-AR8 8M1	1.589%	9/25/34	2,966,150	2,550,995	(f)
Downey Savings & Loan Association Mortgage Loan Trust, 2005-AR1 2A1B	0.756%	2/19/45	3,033,644	1,762,506	(f)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 E	4.772%	8/15/48	1,600,000	1,052,837	(a)(f)
RBSGC Mortgage Pass-Through Certificates, 2005-RP1 2A	3.311%	3/25/34	2,315,217	2,214,307	(a)(f)
Structured ARM Loan Trust, 2005-14 A1	0.749%	7/25/35	5,759,620	4,140,878	(f)
Structured ARM Loan Trust, 2005-19XS M1II	1.089%	10/25/35	12,717,970	5,379,126	(f)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR1 A1A	0.699%	12/25/35	4,192,359	3,388,394	(f)
Wells Fargo Commercial Mortgage Trust, 2015-C28 E	3.000%	5/15/48	1,800,000	896,717	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $30,071,532)				28,489,621

CONVERTIBLE BONDS & NOTES - 0.1%
MATERIALS - 0.1%
Metals & Mining - 0.1%
Mirabela Nickel Ltd., Senior Secured Bonds (Cost - $1,761,992)	9.500%	6/24/19	1,761,992	678,367	(a)(b)(d)

SENIOR LOANS - 7.9%
CONSUMER DISCRETIONARY - 2.4%
Diversified Consumer Services - 0.2%
Nord Anglia Education Finance LLC, Term Loan	5.000%	3/31/21	1,595,939	1,581,974	(j)(k)

Hotels, Restaurants & Leisure - 0.8%
Aristocrat Leisure Ltd., Term Loan B	—	10/20/21	1,925,000	1,936,096	(l)
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	1,670,000	1,672,087	(j)(k)
Mohegan Tribal Gaming Authority, New Term Loan B	—	6/15/18	1,925,000	1,907,556	(l)

Total Hotels, Restaurants & Leisure				5,515,739

Multiline Retail - 0.3%
Neiman Marcus Group Inc., 2020 Term Loan	—	10/25/20	1,920,089	1,833,000	(l)

Specialty Retail - 0.9%
Academy Ltd., 2015 Term Loan B	—	7/1/22	1,925,000	1,896,125	(l)
PetSmart Inc., Term Loan B1	—	3/11/22	1,920,151	1,916,332	(l)
Spencer Gifts LLC, Second Lien Term Loan	9.250%	6/29/22	2,300,000	1,897,500	(j)(k)

Total Specialty Retail				5,709,957

Textiles, Apparel & Luxury Goods - 0.2%
TOMS Shoes LLC, Term Loan B	6.500%	10/28/20	2,098,800	1,038,906	(j)(k)

TOTAL CONSUMER DISCRETIONARY				15,679,576

CONSUMER STAPLES - 0.8%
Food Products - 0.5%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	1,314,844	1,314,022	(j)(k)
Maple Holdings Acquisition Corp., USD Term Loan B	5.250%	3/3/23	1,962,867	1,974,709	(j)(k)

Total Food Products				3,288,731

Household Products - 0.3%
Sun Products Corp., New Term Loan	5.500%	3/23/20	1,598,906	1,567,408	(j)(k)

TOTAL CONSUMER STAPLES				4,856,139

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 1.1%
Energy Equipment & Services - 0.5%
Hercules Offshore LLC, Exit Term Loan	10.500%	5/6/20	4,130,000	$3,025,225	(j)(k)

Oil, Gas & Consumable Fuels - 0.6%
Magnum Hunter Resources Inc., DIP Term Loan	9.000%	9/19/16	2,612,905	2,599,841	(d)(j)(k)
Samson Investment Co., New Second Lien Term Loan	5.000%	9/25/18	1,500,000	23,749	*(e)(j)(k)
Westmoreland Coal Co., Term Loan B	7.500%	12/16/20	2,042,564	1,225,538	(j)(k)

Total Oil, Gas & Consumable Fuels				3,849,128

TOTAL ENERGY				6,874,353

FINANCIALS - 0.2%
Real Estate Investment Trusts (REITs) - 0.2%
Communications Sales & Leasing Inc., Term Loan B	5.000%	10/24/22	1,605,955	1,579,188	(j)(k)

HEALTH CARE - 1.0%
Health Care Equipment & Supplies - 0.3%
Lantheus Medical Imaging Inc., Term Loan	7.000%	6/30/22	2,123,950	1,900,935	(j)(k)

Health Care Providers & Services - 0.7%
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	2,805,000	2,598,131	(j)(k)
Vizient Inc., First Lien Term Loan	6.250%	2/13/23	1,607,000	1,622,400	(j)(k)

Total Health Care Providers & Services				4,220,531

TOTAL HEALTH CARE				6,121,466

INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
WP CPP Holdings LLC, New Second Lien Term Loan	8.750%	4/30/21	985,000	856,950	(j)(k)

Air Freight & Logistics - 0.1%
XPO Logistics Inc., Term Loan	5.500%	11/1/21	778,050	783,643	(j)(k)

Commercial Services & Supplies - 0.2%
Kronos Inc., Second Lien Term Loan	9.750%	4/30/20	1,298,610	1,322,959	(j)(k)

Marine - 0.4%
Commercial Barge Line Co., 2015 First Lien Term Loan	9.750%	11/12/20	2,530,000	2,213,750	(j)(k)

TOTAL INDUSTRIALS				5,177,302

MATERIALS - 0.5%
Metals & Mining - 0.5%
Essar Steel Algoma Inc., Term Loan	9.000%	8/9/19	1,465,200	216,117	*(e)(j)(k)
FMG Resources (August 2006) Pty Ltd., New Term Loan B	4.250%	6/30/19	3,344,620	3,165,265	(j)(k)

TOTAL MATERIALS				3,381,382

TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Neptune Finco Corp., 2015 Term Loan B	—	10/9/22	2,000,000	2,012,250	(l)

UTILITIES - 0.8%
Electric Utilities - 0.8%
Exgen Texas Power LLC, Term Loan B	5.750%	9/16/21	2,954,167	2,156,542	(j)(k)
Panda Temple II Power, LLC, New Term Loan B	—	4/3/19	710,000	663,850	(l)
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	2,574,000	2,303,730	(j)(k)

Total Utilities				5,124,122

TOTAL SENIOR LOANS (Cost - $58,107,068)				50,805,778

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SOVEREIGN BONDS - 0.3%
ARGENTINA - 0.3%
Republic of Argentina, Senior Notes (Cost - $1,570,000)	6.875%	4/22/21	1,570,000	$1,621,025	(a)

			SHARES
COMMON STOCKS - 1.6%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Bossier Casino Venture Holdco Inc.			83,175	0	*(c)(d)(i)

Media - 0.1%
New Cotai LLC/New Cotai Capital Corp., Class B Shares			7	232,844	*(d)

TOTAL CONSUMER DISCRETIONARY				232,844

ENERGY - 0.2%
Energy Equipment & Services - 0.2%
Hercules Offshore Inc.			134,398	279,548	*
KCAD Holdings I Ltd.			282,728,964	1,003,971	*(c)(d)

TOTAL ENERGY				1,283,519

FINANCIALS - 1.2%
Banks - 1.2%
Citigroup Inc.			89,009	4,119,336
JPMorgan Chase & Co.			60,063	3,795,982

TOTAL FINANCIALS				7,915,318

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Physiotherapy Associates Holdings Inc. (Escrow)			15,700	183,847	*(c)(d)

INDUSTRIALS - 0.1%
Marine - 0.1%
DeepOcean Group Holding AS			104,107	638,280	*(c)(d)

Road & Rail - 0.0%
Jack Cooper Enterprises Inc.			3,085	31	*(a)(c)(d)

TOTAL INDUSTRIALS				638,311

MATERIALS - 0.0%
Metals & Mining - 0.0%
Mirabela Nickel Ltd.			4,234,989	3	*(c)(d)

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
World Access Inc.			1,571	1	*(d)

TOTAL COMMON STOCKS (Cost - $20,229,498)				10,253,843

CONVERTIBLE PREFERRED STOCKS - 0.2%
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Allergan PLC (Cost - $1,478,687)	5.500%		1,758	1,426,599

INVESTMENTS IN UNDERLYING FUNDS - 2.0%
iShares iBoxx $ High Yield Corporate Bond ETF (Cost - $12,830,825)			154,050	12,917,093

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2016

SECURITY	RATE		SHARES	VALUE
PREFERRED STOCKS - 0.8%
FINANCIALS - 0.8%
Consumer Finance - 0.8%
GMAC Capital Trust I (Cost - $5,569,507)	8.125%		214,437	$5,375,936	(f)

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.0%
U.S. Dollar/Saudi Arabian Riyal, Call @ 3.84SAR (Cost - $439,342)		1/17/17	20,530,000	93,761

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $703,122,108)				623,212,664

		MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 4.4%
Repurchase Agreements - 0.8%
Deutsche Bank Securities Inc. repurchase agreement dated 4/29/16; Proceeds at maturity - $5,000,121; (Fully collateralized by U.S. government obligations, 2.375% due 1/15/17; Market value - $5,100,000) (Cost - $5,000,000)	0.290%	5/2/16	5,000,000	5,000,000

			SHARES
Money Market Funds - 3.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $23,664,681)	0.225%		23,664,681	23,664,681

TOTAL SHORT-TERM INVESTMENTS (Cost - $28,664,681)				28,664,681

TOTAL INVESTMENTS - 101.1% (Cost - $731,786,789#)				651,877,345
Liabilities in Excess of Other Assets - (1.1)%				(7,249,268)

TOTAL NET ASSETS - 100.0%				$644,628,077

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(d)	Illiquid security.

(e)	The coupon payment on these securities is currently in default as of April 30, 2016.

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(i)	Value is less than $1.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	All or a portion of this loan is unfunded as of April 30, 2016. The interest rate for fully unfunded term loans is to be determined.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
AUD	— Australian Dollar
CLO	— Collateral Loan Obligation
DIP	— Debtor-in-Possession
ETF	— Exchange Traded Fund
EUR	— Euro
SAR	— Saudi Araian Riyal

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Consumer Discretionary	—	$104,838,039	$2,395,147		$107,233,186
Industrials	—	67,693,158	208,017		67,901,175
Materials	—	39,674,927	0	*	39,674,927
Utilities	—	8,557,449	729,282		9,286,731
Other Corporate Bonds & Notes	—	252,096,950	—		252,096,950
Asset-Backed Securities	—	35,357,672	—		35,357,672
Collateralized Mortgage Obligations	—	28,489,621	—		28,489,621
Convertible Bonds & Notes	—	678,367	—		678,367
Senior Loans:
Consumer Discretionary	—	12,200,102	3,479,474		15,679,576
Energy	—	3,048,974	3,825,379		6,874,353
Health Care	—	4,220,531	1,900,935		6,121,466
Utilities	—	2,156,542	2,967,580		5,124,122
Other Senior Loans	—	17,006,261	—		17,006,261
Sovereign Bonds	—	1,621,025	—		1,621,025
Common Stocks:
Consumer Discretionary	—	—	232,844		232,844
Energy	$279,548	—	1,003,971		1,283,519
Health Care	—	—	183,847		183,847
Industrials	—	—	638,311		638,311
Materials	—	—	3		3
Other Common Stocks	7,915,319	—	—		7,915,319
Convertible Preferred Stocks	1,426,599	—	—		1,426,599
Investments in Underlying Funds	12,917,093	—	—		12,917,093
Preferred Stocks	5,375,936	—	—		5,375,936
Purchased Options	—	93,761	—		93,761

Total Long-Term Investments	$27,914,495	$577,733,379	$17,564,790		$623,212,664

Short-Term Investments†:
Repurchase Agreements	—	$5,000,000	—		$5,000,000
Money Market Funds	$23,664,681	—	—		23,664,681

Total Short-Term Investments	$23,664,681	$5,000,000	—		$28,664,681

Total Investments	$51,579,176	$582,733,379	$17,564,790		$651,877,345

Other Financial Instruments:
Futures Contracts	$453,183	—	—		$453,183
Forward Foreign Currency Contracts	—	$279,902	—		279,902

Total Other Financial Instruments	$453,183	$279,902	—		$733,085

Total	$52,032,359	$583,013,281	$17,564,790		$652,610,430

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$101,530	—	—	$101,530
Forward Foreign Currency Contracts	—	$206,419	—	206,419

Total	$101,530	$206,419	—	$307,949

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	INDUSTRIALS	MATERIALS		UTILITIES	ASSET- BACKED SECURITIES
Balance as of July 31, 2015	$2,828,141	—	$	*0	$2,964,296	$4,566,125
Accrued premiums/discounts	12,654	—		—	—	16,414
Realized gain (loss)	40,036	—		—	(81,228)	(89,081)
Change in unrealized appreciation (depreciation)[1]	(66,986)	—		(204)	(190,078)	(463,914)
Purchases	128,815	—		204	—	—
Sales	(547,513)	—		—	(179,321)	(1,106,375)
Transfers into Level 3[2]	—	$208,017		—	729,282	—
Transfers out of Level 3[3]	—	—		—	(2,513,669)	(2,923,169)

Balance as of April 30, 2016	$2,395,147	$208,017	$	*0	$729,282	—

Net change in unrealized appreciation (depreciation) for investments in securities still held at April 30, 2016[1]	$(66,986)	—		$(204)	—	—

	SENIOR LOANS
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	CONSUMER STAPLES	ENERGY	HEALTH CARE	INDUSTRIALS	UTILITIES
Balance as of July 31, 2015	$2,328,750	$5,293,800	$2,461,431	—	$5,128,622	$2,502,727
Accrued premiums/discounts	1,675	20,734	28,892	—	2,304	4,530
Realized gain (loss)	—	(6,797)	14,003	—	(163,988)	356
Change in unrealized appreciation (depreciation)[1]	(363,103)	(176,109)	(635,458)	—	(67,106)	(191,483)
Purchases	1,512,152	—	2,560,647	—	—	670,950
Sales	—	(3,817,606)	(604,136)	—	(4,899,832)	(19,500)
Transfers into Level 3[2]	—	—	—	$1,900,935	—	—
Transfers out of Level 3[3]	—	(1,314,022)	—	—	—	—

Balance as of April 30, 2016	$3,479,474	—	$3,825,379	$1,900,935	—	$2,967,580

Net change in unrealized appreciation (depreciation) for investments in securities still held at April 30, 2016[1]	$(363,103)	—	(635,458)	—	—	$(191,483)

Notes to Schedule of Investments (unaudited) (continued)

	COMMON STOCKS
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	ENERGY	HEALTH CARE	INDUSTRIALS	MATERIALS	TOTAL
Balance as of July 31, 2015	$236,348	$2,389,342	$1,303,100	$763,521	—	$32,766,203
Accrued premiums/discounts	—	—	—	—	—	87,203
Realized gain (loss)	—	—	359,039	—	—	72,340
Change in unrealized appreciation (depreciation)[1]	(3,504)	(1,385,371)	108,773	(176,906)	—	(3,611,449)
Purchases	—	—	137,813	51,696	—	5,062,277
Sales	—	—	(1,724,878)	—	—	(12,899,161)
Transfers into Level 3	—	—	—	—	$3	2,838,237
Transfers out of Level 3	—	—	—	—	—	(6,750,860)

Balance as of April 30, 2016	$232,844	$1,003,971	$183,847	$638,311	$3	$17,564,790

Net change in unrealized appreciation (depreciation) for investments in securities still held at April 30, 2016[1]	$(3,504)	$(1,385,371)	$46,034	$(176,906)	—	$(2,776,981)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Investments

At April 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$12,794,907
Gross unrealized depreciation	(92,704,351)

Net unrealized depreciation	$(79,909,444)

At April 30, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	398	6/16	$87,038,919	$87,012,750	$(26,169)
U.S. Treasury 5-Year Notes	285	6/16	34,160,637	34,460,508	299,871
U.S. Treasury Ultra Long-Term Bonds	29	6/16	5,044,330	4,968,969	(75,361)

					198,341

Contracts to Sell:
U.S. Treasury 10-Year Notes	380	6/16	49,577,062	49,423,750	153,312

Net unrealized appreciation on open futures contracts					$351,653

At April 30, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	4,021,619	USD	2,813,927	Bank of America N.A.	5/13/16	$242,649
EUR	2,668,994	USD	3,020,954	Bank of America N.A.	5/13/16	36,056
EUR	40,563	USD	45,263	Bank of America N.A.	5/13/16	1,197
USD	2,234,954	AUD	3,212,180	Citibank N.A.	5/13/16	(206,419)

Total						$73,483

Abbreviations used in this table:

AUD	— Australian Dollar
EUR	— Euro
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	June 22, 2016

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	June 22, 2016